Organization and Nature of Business (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 29, 2013	Dec. 21, 2012	Dec. 29, 2011
Debt Instrument [Line Items]
Ratio of forward stock splits issued and outstanding shares	1.3157895:1
Net loss		$ (565,941)	$ (573,718)
Cash		45,870	$ 25,127	$ 118,172
Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of private placement		$ 990,000
Aggregate principal amount of 2009 notes					$ 2,400,000	$ 2,000,000	$ 2,660,000